Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2015	Apr. 15, 2016
Entity Registrant Name	VIVEVE MEDICAL, INC.
Entity Central Index Key	0000879682
Trading Symbol	vivmf
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		7,490,288
Document Type	POS AM
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false